Other Income - Summary of Other income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of other income [Abstract]
Rental income	$ 10,260		$ 9,249	$ 7,819
Dividend income	3,229		585	571
Grant income	7,668		925
Other non-operating income (expenses), net	$ 21,157	$ 753	$ 10,759	$ 8,390